SOUTHTRUST FUNDS
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  June 27,2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: SOUTHTRUST FUNDS (the "Trust")
            SouthTrust U.S. Treasury Money Market Fund
            SouthTrust Income Fund
            SouthTrust Bond Fund
            SouthTrust Alabama Tax-Free Income Fund
            SouthTrust Value Fund
            SouthTrust Growth Fund
           1933 Act File No. 33-46190
           1940 Act File No. 811-6580

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 16 on June 26, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-6653.

                                                Very truly yours,



                                                /s/ John D. Johnson
                                                John D. Johnson
                                                Assistant Secretary